Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-3

Collection Period	11/01/15-11/30/15
Determination Date	12/9/2015
Distribution Date	12/15/2015

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$611,751,885.55
2.	Collections allocable to Principal		$19,259,969.34
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,211,881.84
5.	Pool Balance on the close of the last day of the related Collection Period		$591,280,034.37
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		42,760
7.	Initial Pool Balance		$1,000,000,011.82
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$108,751,885.49	$88,280,034.31
	c. Class A-3 Note Balance	$330,000,000.00	$330,000,000.00
	d. Class A-4 Note Balance	$111,500,000.00	$111,500,000.00
	e. Class B Note Balance	$12,000,000.00	$12,000,000.00
	f. Class C Note Balance	$22,500,000.00	$22,500,000.00
	g. Class D Note Balance	$22,000,000.00	$22,000,000.00
	h. Note Balance (sum a - g)	$606,751,885.49	$586,280,034.31
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.3295512	0.2675153
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.6067519	0.5862800
10.	Overcollateralization Target Amount		$5,000,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.06
12.	Weighted Average Coupon	%	6.95%
13.	Weighted Average Original Term (months)	months	65.84
14.	Weighted Average Remaining Term (months)	months	47.21
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,511,155.29
	b. Liquidation Proceeds allocable to Finance Charge		$151.51
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,511,306.80
16.	Principal:
	a. Collections allocable to Principal		$19,259,969.34
	b. Liquidation Proceeds allocable to Principal		$454,857.66
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$19,714,827.00

17.	Total Finance Charge and Principal Collections (15d + 16d)	$23,226,133.80
18.	Interest Income from Collection Account	$2,555.52
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$23,228,689.32
Available Funds
21.	Available Collections	$23,228,689.32
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$23,228,689.32
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$509,793.24
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$509,793.24
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$49,844.61
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$49,844.61
	i. Class A-3 Monthly Interest	$319,000.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$319,000.00
	m. Class A-4 Monthly Interest	$160,745.83
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$160,745.83
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$20,400.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$20,400.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$42,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$42,937.50
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$51,150.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$51,150.00
34.	Quaternary Principal Distributable Amount	$15,471,851.12
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$16,625,722.30
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.06
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,511,306.80
	b. Total Daily Deposits of Principal Collections	$19,714,827.00
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$2,555.52
	e. Total Deposits to Collection Account (sum a - d)	$23,228,689.32
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$509,793.24
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,115,929.12
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,602,966.96
	f. Total Withdrawals from Collection Account (sum a - e)	$23,228,689.32
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$49,844.61
	c. Class A-3 Interest Distribution	$319,000.00
	d. Class A-4 Interest Distribution	$160,745.83
	e. Class B Interest Distribution	$20,400.00
	f. Class C Interest Distribution	$42,937.50
	g. Class D Interest Distribution	$51,150.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$20,471,851.18
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$21,115,929.12
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$20,521,695.79
	c. Class A-3 Distribution	$319,000.00
	d. Class A-4 Distribution	$160,745.83
	e. Class B Distribution	$20,400.00
	f. Class C Distribution	$42,937.50
	g. Class D Distribution	$51,150.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$21,115,929.12

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,602,966.96
	b. Reserve Account surplus (Ln 55)	$310.23
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,603,277.19
46.	Withdrawals
	a. Certificateholder Distribution	$1,603,277.19
	b. Total Withdrawals from Certificate Payment Account	$1,603,277.19
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.03	$2,500,000.03
	b. Note Balance	$586,280,034.31
48.	Required Reserve Account Amount	$2,500,000.03
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.03
50.	Investment Earnings	$310.23
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,500,310.26
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$310.23
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$509,793.24
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,115,929.12
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,602,966.96
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$310.23
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$20,521,695.79
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$319,000.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$160,745.83
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$20,400.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$42,937.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$51,150.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,603,277.19

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	844	$12,873,669.66
	b. 61 to 90 days past due	330	$5,149,862.58
	c. 91 to 120 days past due	121	$1,824,242.83
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,295	$19,847,775.07
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		3.3567%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	77	$1,211,881.84
74.	Liquidation Proceeds (recoveries)	122	$455,009.17
75.	Net Losses (Ln 73 - Ln 74)		$756,872.67
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.1237%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	865	$13,965,356.46
78.	Liquidation Proceeds (recoveries)	669	$6,396,293.11
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$7,569,063.35
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		0.7569%
81.	Average Net Loss on Defaulted Receivables		$8,750.36

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer